Intangible Assets - Schedule of Variations in Intangible Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance	€ 174	€ 297
Increase	(23)	(26)
Decrease	(2)	(97)
Translation adjustments	0	0
Reclassification	0	0
Balance	149	174
Gross
Disclosure of detailed information about intangible assets [line items]
Balance	1,364	1,531
Increase	14	127
Decrease	(23)	(294)
Translation adjustments	0	0
Reclassification	0	0
Balance	1,355	1,364
Gross | Software
Disclosure of detailed information about intangible assets [line items]
Balance	1,294	1,440
Increase	14	126
Decrease	(23)	(255)
Translation adjustments	0	0
Reclassification	0	(17)
Balance	1,285	1,294
Gross | Patents
Disclosure of detailed information about intangible assets [line items]
Balance	70	91
Increase	0	0
Decrease	0	(21)
Translation adjustments	0	0
Reclassification	0	0
Balance	70	70
Gross | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Increase	0	0
Decrease	0	(17)
Translation adjustments	0	0
Reclassification	0	17
Balance	0	0
Accumulated Depreciation and Impairment
Disclosure of detailed information about intangible assets [line items]
Balance	(1,190)	(1,234)
Increase	(37)	(152)
Decrease	21	197
Translation adjustments	0	0
Reclassification	0	0
Balance	(1,206)	(1,190)
Accumulated Depreciation and Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Balance	(1,190)	(1,213)
Increase	(37)	(152)
Decrease	21	176
Translation adjustments	0	0
Reclassification	0	0
Balance	(1,206)	(1,190)
Accumulated Depreciation and Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Balance	0	(21)
Increase	0	0
Decrease	0	21
Translation adjustments	0	0
Reclassification	0	0
Balance	0	0
Accumulated Depreciation and Impairment | Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Increase	0	0
Decrease	0	0
Translation adjustments	0	0
Reclassification	0	0
Balance	€ 0	€ 0